Working capital - Inventories expected to be utilized after more than one year (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Jun. 30, 2022
Summary Of Additional Information About Working Capital [Abstract]
Raw materials and consumables	£ 23	£ 15
Maturing inventories	4,063	3,713
Non current inventories	£ 4,086	£ 3,728